BIOLOGICAL ASSETS - Disclosure of reconciliation of changes in biological assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about biological assets [abstract]
Beginning Balance	$ 1,687
Production costs capitalized	7,744
Changes in fair value less cost to sell due to biological transformation	84
Transferred to inventory upon harvest	(9,025)
Restructuring disposal	(108)
Foreign exchange translation	62
Deconsolidation of Trichom	(444)
Ending Balance	$ 0